Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Cryogenic shippers and data loggers	$ 1,287,781	$ 1,034,554
Furniture and fixtures	50,615	30,746
Computers and software	494,848	66,577
Machinery and equipment	301,722	283,943
Leasehold improvements	406,471	23,652
Property, Plant and Equipment, Gross	2,541,437	1,439,472
Less accumulated depreciation and amortization	(1,221,696)	(1,131,546)
Property, Plant and Equipment, Net	$ 1,319,741	$ 307,926